ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	6 Months Ended
Apr. 30, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
Summary of accrued liabilities and other payables

	April 30, 2022	October 31, 2021
Accrued professional service fees	$201,751	$81,388
Other	73,849	14,276
	$275,600	$95,664